Maturity of Gross Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	₨ 3,858,928.4
Over one year through five years	5,481,816.8
Over five years	1,283,110.4
Total gross loans	10,623,855.6	$ 140,918.6	₨ 9,111,464.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	1,718,893.5
Over one year through five years	1,191,304.1
Over five years	672,857.6
Total gross loans	3,583,055.2	47,527.0	2,873,561.0
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Within one year	2,140,034.9
Over one year through five years	4,290,512.7
Over five years	610,252.8
Total gross loans	₨ 7,040,800.4	$ 93,391.6	₨ 6,237,903.6